Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity
Unclassified stock, par value (in dollars per share)	$ 1	$ 1
Unclassified stock; shares issued (in shares)	100	100
Unclassified stock; shares outstanding (in shares)	100	100